RETAINED PROFITS - Schedule of Retained Profits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	£ 25,750
Profit attributable to ordinary shareholders (see below for the Bank)	5,170	£ 1,440	£ 2,796
Dividends (note 36)	(2,914)	(7)	(4,138)
Capital contributions received	164	140	229
Return of capital contributions	(4)	(4)	(5)
Issue of other equity instruments (note 35)	1,549	1,070	1,648
Redemptions of other equity instruments (note 35)	(3,226)
Change in non-controlling interests	(3)	(2)	(14)
Post-retirement defined benefit scheme remeasurements	1,062	113	(1,117)
At 31 December	28,836	25,750
The Bank
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	42,677
Dividends (note 36)	(2,900)		(4,100)
Capital contributions received	164	140	229
Return of capital contributions	(4)	(4)	(5)
Issue of other equity instruments (note 35)	1,549	1,070	(1,648)
Redemptions of other equity instruments (note 35)	(3,226)
Post-retirement defined benefit scheme remeasurements	556	(102)	(576)
At 31 December	43,681	42,677
Retained profits
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Income from continuing involvement in derecognised financial assets	0	1	0
Retained profits | The Group
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	25,750	24,549	27,321
Profit attributable to ordinary shareholders (see below for the Bank)	4,826	1,023	2,515
Dividends (note 36)	(2,900)	0	(4,100)
Capital contributions received	164	140	229
Return of capital contributions	(4)	(4)	(5)
Realised gains and losses on equity shares held at fair value through other comprehensive income	1	(16)	12
Issue of other equity instruments (note 35)	(1)	0	0
Redemptions of other equity instruments (note 35)	(9)	0	0
Change in non-controlling interests	(1)	0	0
Post-retirement defined benefit scheme remeasurements	1,062	113	(1,117)
Gains and losses attributable to own credit risk (net of tax)	(52)	(55)	(306)
At 31 December	28,836	25,750	24,549
Retained profits | The Bank
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	42,677	42,470	45,051
Profit attributable to ordinary shareholders (see below for the Bank)	3,249	224	2,165
Dividends (note 36)	(2,900)	0	(4,100)
Capital contributions received	164	140	229
Return of capital contributions	(4)	(4)	(5)
Realised gains and losses on equity shares held at fair value through other comprehensive income	1	4	12
Issue of other equity instruments (note 35)	(1)	0	0
Redemptions of other equity instruments (note 35)	(9)	0	0
Change in non-controlling interests	0	0	0
Post-retirement defined benefit scheme remeasurements	556	(102)	(576)
Gains and losses attributable to own credit risk (net of tax)	(52)	(55)	(306)
At 31 December	£ 43,681	£ 42,677	£ 42,470